Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade accounts payable	$ 607	$ 1,187
Salaries, employment taxes and benefits	157	474
Accrued audit fees	126	144
Accrued research and development costs	642	23
Other accrued liabilities	316	371
Payables and accrued liabilities	$ 1,848	$ 2,199